Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At December 31,
	2025	2024	2023
	(in Euros)
Value Added Tax (VAT)	€685,630	€698,735	€1,170,634
Research and development tax credit	600,000	749,676	833,000
Advances payments to suppliers	16,373	35,991	34,108
Other current assets	337,438	210,830	64,664
Other prepaids	190,921	117,994	378,148
Total	€1,830,362	€1,813,226	€2,480,554